Subsequent Events	4 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through November 16, 2020, the date the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statements and has concluded that, except as noted above, all such events that would require recognition or disclosure have been recognized or disclosed.